Debt Securities in Issue - Summary of Movement in Subordinated Bonds (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Debt Securities In Issue [abstract]
Subordinated bonds at beginning of period	¥ 1,277,362	¥ 1,554,915
Cash flows:
Proceeds from issuance of subordinated bonds	95,533	90,135	¥ 54,303
Redemption of subordinated bonds	(382,600)	(361,820)	(113,000)
Non-cash changes:
Foreign exchange translations	47,143	14,201
Others	(34,417)	(20,069)
Subordinated bonds at end of period	¥ 1,003,021	¥ 1,277,362	¥ 1,554,915